Note 8 - Federal Funds Purchased and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Debt [Table Text Block]
	(in thousands)
	2022	2021
Federal Home Loan Bank
CMA variable rate advances, interest rate of 4.42% payable monthly, principal due at maturity ranging from March 17, 2023 through March 30, 2023	$23,548	$-
United Bankers Bank
Federal funds purchased	31	12
Revolving Line of Credit with interest at 7.25% payable quarterly, principal due at maturity September 1, 2023. All Union Bank stock is held as collateral.	1,500	-
Note payable, with interest at 4.00% payable quarterly, and $250,000 principal payments, with any remaining unpaid principal, due December 1, 2028. All Union Bank stock is held as collateral.	6,000	7,000
Total other borrowings	$31,079	$7,012